Long-term debt	12 Months Ended
Mar. 25, 2017
Debt Disclosure [Abstract]
Long-term debt
8.	Long-term debt:

(a)	Long-term debt consists of the following:

	As of
	March 25, 2017	March 26, 2016
	(In thousands)
Senior secured term loans that are subordinated in lien priority to the Company’s senior secured revolving credit facility. The loan bears interest at an annual rate of LIBOR plus 9.75% on $28 million of debt. $5 million was repaid in December 2016. The term of the loan expires in May 2021.	$26,952	$32,186
Term loan from Investissement Quebec, bearing interest at an annual rate of Canadian prime plus 7.0%, repayable beginning in October 2014 in 60 equal monthly principal payments of $62,314 (CAD$83,333), secured by the assets of the Company. The balance at March 25, 2017 and March 26, 2016 was CAD$2.9 million and CAD$3.7 million, respectively (b).	2,141	2,786
Term loan from Investissement Québec, bearing interest at an annual rate of Canadian prime plus 5.5%, repayable beginning in April 2012 in 48 equal monthly capital repayments of $155,786 (CAD$208,333), secured by the assets of the Company. The balance at March 25, 2017 and March 26, 2016 was CAD$1.0 million and CAD$3.1 million, respectively (b).	779	2,355
Term loan from Investissement Québec, bearing interest at an annual rate of Canadian prime plus 10%, repayable beginning in August 2015 in 48 equal monthly principal payment of $31,157 (CAD$41,667), secured by the assets of the Company. The balance at March 25, 2017 and March 26, 2016 was CAD$1.4 million and 1.8 million respectively (b)	1,061	1,383
Obligations under capital leases, at annual interest rates between 3.6% and 14.9%, secured by leasehold improvements, furniture, and equipment, maturing at various dates to March 2021.	902	1,719
Cash advance provided by the Company’s controlling shareholder, Montrovest, bearing interest at an annual rate of 11%, net of withholding taxes (note 16(c))	1,500	1,500
Senior secured term loan that is subordinated in lien priority to the Company’s senior secured revolving credit facility. The loan bore interest at an annual rate of LIBOR plus 9.75%. The loan was repaid in May 2016.	—	1,215

Obligation under capital lease on land and building, pursuant to a sale-leaseback transaction. This obligation was terminated in November 2016 upon the sale of the Montreal head-office building. The balance at March 25, 2017 and March 26, 2016 was nil and CAD$12.1 million, respectively (f).	—	9,141

	33,335	52,285

Current portion of long-term debt	2,810	5,634

	$30,525	$46,651

(b)	In November 2015, the Company amended the monthly capital requirements amounts of all term loans with Investissement Québec in order to reduce its short-term capital requirements. The impact of the amendment on the first twelve months following the effective date of the amendment translates to a reduction of CAD$2 million (approximately $1.5 million in U.S. dollars) of the monthly capital requirements. This amendment was agreed to by the senior secured lenders.

The term loans with Investissement Québec require the Company on an annual basis to have a working capital ratio of at least 1.15. Up until October 28, 2016, Investissement Québec also required the Company to maintain an adjusted long-term debt to adjusted net assets ratio below 2.5 on an annual basis, at which date Investissement Québec removed this covenant. On each of June 26, 2015 and March 7, 2016, the Company obtained a waiver from Investissement Québec with respect to the requirement to meet the adjusted long-term debt to adjusted net assets ratio for fiscal 2016 and fiscal 2015, respectively. The Company was in compliance with the working capital ratio as of March 25, 2017.

(c)	Future minimum lease payments for capital leases required in the following five years and thereafter are as follows (in thousands):

Year ending March:
2018	$592
2019	125
2020	92
2021	92
2022	67
Thereafter	—

968
Less imputed interest	66

$902

(d)	Principal payments on long-term debt required in the following five years and thereafter, including obligations under capital leases, are as follows (in thousands):

Year ending March:
2018	$2,810
2019	1,191
2020	712
2021	27,057
2022	65
Thereafter	1,500

$33,335

(e)	As of March 25, 2017 and March 26, 2016, the Company had $0.9 million and $1.0 million, respectively, of outstanding letters of credit which were provided to certain lenders.

(f)	In December 2000, the Company entered into a capital lease agreement for the Company’s Montreal head office and store pursuant to which the Company sold and leased back the building, including the Montreal flagship store, for a term of 20 years ending December 11, 2020. The net annual rental rate was CAD$2.2 million (approximately $1.6 million U.S. dollars) for the period that ended on December 11, 2016. On November 1, 2016, the Company entered into an agreement with the new owner of the building to terminate the existing lease agreement for the building in advance of its expiry date in December 2020 and to lease the premises for the Company’s flagship store at its current location, which is an operating lease. As a result, a capital lease asset of CAD $8.7 million (approximately $6.5 million in U.S. dollars) and a capital lease obligation of CAD $11.6 million (approximately $8.7 million in U.S. dollars) at November 1, 2016 were derecognized and a non-cash gain of CAD $2.9 million (approximately $2.2 million in U.S. dollars) (included as part of other long-term liabilities) is being deferred and amortized over the term of the new lease of the flagship store.